                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  [DECEMBER 31, 2003]

Check here if Amendment  [  ]                   Amendment No.:    _______
         This Amendment (Check only one):       [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             [PEGASUS INVESTMENTS, INC.]
Address:          [141 PORTLAND STREET, SUITE 300]
                  [BOSTON, MA 02114]

Form 13F File Number:             ]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    [BRIAN KOPPERL]
Title:   [MANAGING DIRECTOR]
Phone:   [(617) 367-8500]

Signature, place and date of signing:

/s/  [BRIAN KOPPERL]       [BOSTON, MA]                 [2/12/04]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Infomation Table Entry Total:      80
                                            --

Form 13F Information Table Value Total:      $60,220 (in thousands)
                                             -------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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COLUMN 1                       COLUMN 2        COLUMN 3  COLUMN 4 COLUMN 5                  COLUMN 6  COLUMN 7       COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE    SHRS OR      SH/ PUT/    INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS      CUSIP    (X1000)   PRN AMT      PRN CALL    DSCRETN   MANAGERS   SOLE  SHARED   NONE

------------------------------------------------------------------------------------------------------------------------------------

BANK OF BERMUDA                  COM          G07644100     679      15100        SH         SOLE             15100

SEAGATE TECHNOLOGY               COM          G7945J104     195      10300        SH         SOLE             10300

CHECK POINT SOFTWARE             COM          M22465105     177      10500        SH         SOLE             10500

AGCO CORP                        COM           1084102      395      19600        SH         SOLE             19600

ACCREDO HEALTH INC               COM          00437V104     398      12600        SH         SOLE             12600

ADVANCE PCS                      COM          00790K109    1291      24522        SH         SOLE             24522

AFFILIATED COMPUTER              COM           8190100      419       7700        SH         SOLE              7700

AMERICAN EAGLE OUTFITTER         COM          2.55E+109     379      23100        SH         SOLE             23100

APPLIED MOLECULAR EVOLUTION      COM          3.82E+111     858      48200        SH         SOLE             48200

ARVINMERITOR INC                 COM           43353101     248      10300        SH         SOLE             10300

ASHANTI GOLDFIELDS LTD           COM           43743202    1742     133597        SH         SOLE             133597

ATLANTIC COAST AIRLINES HLDG     COM           48396105     845      85400        SH         SOLE             85400

BMC SOFTWARE                     COM           55921100     392      21000        SH         SOLE             21000

BEAZER HOMES USA INC             COM          07556Q105     332       3400        SH         SOLE              3400

BIOVAIL CORP                     COM          09067J109     249      11600        SH         SOLE             11600

BOEING CO                        COM           97023105     303       7200        SH         SOLE              7200

BOISE CASCADE CORP               COM           97383103     322       9800        SH         SOLE              9800

BRINKER INTL INC                 COM          109641100     288       8700        SH         SOLE              8700

CDW CORP                         COM          12512N105     370       6400        SH         SOLE              6400

CNA FINL CORP                    COM          126117100     289      12000        SH         SOLE             12000

CABOT MICROELECTRONICS CORP      COM          12709P103     372       7600        SH         SOLE              7600

CAPITAL ONE FINL CORP            COM          14040H105     349       5700        SH         SOLE              5700

CEPHALON INC                     COM          156708109     378       7800        SH         SOLE              7800

CIMA LABS INC                    COM          171796105    2409      73841        SH         SOLE             73841

CONCORD EFS INC                  COM          206197105    3229     217524        SH         SOLE             217524

CONNECTICUT BANCSHAR             COM          207540105     674      13068        SH         SOLE             13068

COTTON STATES LIFE               COM          221774102     984      49880        SH         SOLE             49880

COX RADIO                        COM          224051102     278      11000        SH         SOLE             11000

D R HORTON INC                   COM          23331A109     437      10100        SH         SOLE             10100

DANA CORP                        COM          235811106    1238      67473        SH         SOLE             67473

DELTA AIR LINES INC              COM          247361108     398      33700        SH         SOLE             33700

DIAL CORP                        COM          25247D101    2010      70600        SH         SOLE             70600

ELECTRONICS BOUTIQUE HLD         COM          286045109     206       9000        SH         SOLE              9000

EMCOR GROUP INC                  COM          29084Q100     215       4900        SH         SOLE              4900

ESPERION THERAPEUTICS INC        COM          29664R106    1222      35299        SH         SOLE             35299

FIRST DATA CORP                  COM          319963104     382       9300        SH         SOLE              9300

FIRST ESSEX BANCORP              COM          320103104    1946      33464        SH         SOLE             33464

FLEETBOSTON FINL CORP            COM          339030108    2345      53700        SH         SOLE             53700

FRANKLIN FINL CORP TENN          COM          353523202    1846      60096        SH         SOLE             60096

FURNITURE BRANDS INTL INC        COM          360921100     205       7000        SH         SOLE              7000

GENERAL MTRS CORP                COM          370442105     219       4100        SH         SOLE              4100

HANCOCK JOHN FINL SVCS INC       COM          41014S106    1937      51661        SH         SOLE             51661

HEADWATERS INC                   COM          42210P102     322      16400        SH         SOLE             16400

HEWLETT PACKARD CO               COM          428236103     420      18300        SH         SOLE             18300

HUTCHINSON TECHNOLOGY INC        COM          448407106     354      11500        SH         SOLE             11500

INVESTORS FINL SERVICES CORP     COM          461915100     442      11500        SH         SOLE             11500

JETBLUE AIRWAYS CORP             COM          477143101     292      11000        SH         SOLE             11000

KOHLS CORP                       COM          500255104     216       4800        SH         SOLE              4800

LEAPFROG ENTERPRISES INC         COM          52186N106     263       9900        SH         SOLE              9900

LEHMAN BROS HLDGS INC            COM          524908100     208       2700        SH         SOLE              2700

LEXMARK INTL NEW                 COM          529771107     228       2900        SH         SOLE              2900

MANUFACTURERS SVCS LTD           COM          565005105    1270     208898        SH         SOLE             208898

MAXTOR CORP                      COM          577729205     223      20100        SH         SOLE             20100

MID ATLANTIC MED  SVCS INC       COM          59523C107     738      11390        SH         SOLE             11390

MOORE WALLACE INC                COM          615857109    2037     109000        SH         SOLE             109000

MORGAN STANLEY                   COM          617446448     249       4300        SH         SOLE              4300

NEWHALL LAND & FARMING CO        COM          651426108    1782      44122        SH         SOLE             44122

OFFICE DEPOT INC                 COM          676220106     361      21600        SH         SOLE             21600

PATTERSON UTI ENERGY INC         COM          703481101     323       9800        SH         SOLE              9800

PHARMACEUTICAL PROD              COM          717124101     348      12900        SH         SOLE             12900

PLAINS RES INC                   COM          726540503    1292      80500        SH         SOLE             80500

PRIORITY HEALTHCARE              COM          74264T102     306      12700        SH         SOLE             12700

RESOURCES BANKSHARES             COM          76121R104    1124      35664        SH         SOLE             35664

RIGHT MGMT CONSULTAN             COM          766573109    2075     111195        SH         SOLE             111195

SBC COMMUNICATIONS INC           COM          78387G103     386      14800        SH         SOLE             14800

SAFENET INC                      COM          78645R107     806      26180        SH         SOLE             26180

SAFEWAY INC                      COM          786514208     309      14100        SH         SOLE             14100

SEARS ROEBUCK & CO               COM          812387108     332       7300        SH         SOLE              7300

SICOR INC                        COM          825846108    1420      52200        SH         SOLE             52200

SOUTHERN FINL BANCORP INC        COM          842870107     431      10000        SH         SOLE             10000

STATEN IS BANCORP INC            COM          857550107    1418      63000        SH         SOLE             63000

SURMODICS INC                    COM          868873100     311      13000        SH         SOLE             13000

TMBR/SHARP DRILLING              COM          87257P101     879      45972        SH         SOLE             45972

TIDEWATER INC                    COM          886423102     224       7500        SH         SOLE              7500

TITAN CORP                       COM          888266103    1919      87998        SH         SOLE             87998

TRAVELERS PPTY CAS CORP          COM          89420G406     741      43671        SH         SOLE             43671

UTSTARCOM INC                    COM          918076100     363       9800        SH         SOLE              9800

VERIZON COMMUNICATIO             COM          92343V104     277       7900        SH         SOLE              7900

WELLPOINT HEALTH NETWORK         COM          94973H108    1892      19508        SH         SOLE             19508

WESTERN DIGITAL CORP.            COM          958102105     189      16000        SH         SOLE             16000
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